STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock Awards Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Shares or Units
Beginning balance (in shares)	1,901	2,149
Granted (in shares)	2,208	1,416
Released (in shares)	(1,627)	(1,452)
Forfeited (in shares)	(559)	(212)
Ending balance (in shares)	1,923	1,901
Weighted-Average Grant-Date Fair Value
Beginning balance (in dollars per share)	$ 24.42	$ 22.92
Granted (in dollars per share)	6.87	25.60
Released (in dollars per share)	19.53	23.36
Forfeited (in dollars per share)	15.43	24.34
Ending balance (in dollars per share)	$ 11.02	$ 24.42